October 5, 2004

Dreyfus Balanced Fund, Inc.

Supplement to Prospectus Dated January 1, 2004

THE FOLLOWING INFORMATION SUPERSEDES THE FIRST AND SECOND SENTENCE IN THE THIRD PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED “MANAGEMENT”:

Effective October 5, 2004, Emerson Tuttle manages the fund’s asset allocation and the equity portion of the portfolio. Mr. Tuttle has been employed by Dreyfus since January 2002. He also is senior vice president and portfolio manager of The Boston Company Asset Management, LLC, an affiliate of Dreyfus. Prior to joining The Boston Company Asset Management, LLC in September 2001, he was a principal at State Street Global Advisors where he was employed from April 1981 to September 2001.

October 5, 2004

Dreyfus Balanced Fund, Inc.

Supplement to Statement of Additional Information

Dated January 1, 2004

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE CAPTION “MANAGEMENT ARRANGEMENTS—INVESTMENT ADVISER”:

Effective October 5, 2004, Emerson Tuttle and Elizabeth Slover are the Fund’s portfolio managers responsible for asset allocation and the equity portion of the Fund’s portfolio.